Note 4 - Inventories 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31, 2024	December 31, 2023
	(unaudited)
Raw materials	$388	$405
Work in-process	153	159
Finished goods	16	19
Total inventory, net	$557	$583

	As of December 31,
	2023	2022
Raw materials	$405	$2,022
Work in-process	159	2,484
Finished goods	19	47
Total inventory, net	$583	$4,553